Investment in joint venture (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of joint ventures [abstract]
Summarized financial position and profit or loss of ANN

Summarized statement of financial position of ANN:

	March 31,
	2020	2021
Current assets, including cash and cash equivalents INR 1,624 (March 31, 2020: INR 270)	2,615	4,015
Non-current assets	72	7,740
Current liabilities	(77,863)	(86,431)
Non-current liabilities	(134)	(8,560)
Equity	(75,310)	(83,236)
Group’s carrying amount of the investment	(37,655)	(41,618)
Transferred to other liabilities (refer to Note 38)	37,655	41,618
Net carrying amount of investment	-	-

Summarized statement of profit or loss of ANN:

	March 31,
	2019	2020	2021
Revenue	14,110	8,688	13,649
Administrative expenses, including depreciation INR 1,663 (March 31, 2020: INR 96 and March 31, 2019: INR 146)	(37,817)	(25,322)	(12,245)
Finance cost	(1,836)	(4,934)	(9,328)
Loss before tax	(25,543)	(21,568)	(7,924)
Income tax expense	-	-	-
Loss for the year	(25,543)	(21,568)	(7,924)
Group’s share of loss for the year	(12,772)	(10,784)	(3,962)